EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets
SUMMARY OF EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total
Acquisitions
Balance, December 31, 2021	-		-
Acquisition costs	8,251,518	327,109	8,578,627
Balance, December 31, 2022	8,251,518	327,109	8,578,627
Exploration
Balance, December 31, 2021	3,099,926	-	3,099,926
Site operations & administration	1,601,381	46,100	1,647,481
Care & Maintenance	5,177,677	-	5,177,677
Geology	1,573,182	163,812	1,736,994
Drilling	7,202,715	8,613	7,211,328
Geophysics	1,659,814	12,651	1,672,465
Engineering	1,968,618	66,761	2,035,379
ESG	197,675	35,262	232,937
Metallurgy & MP	75,955	4,800	80,755
Technical studies	46,762	12,202	58,964
Health and safety	277,284	-	277,284
Infrastructure – water studies	14,165	-	14,165
Balance, December 31, 2022	22,895,154	350,201	23,245,355

Total, December 31, 2022	31,146,673	677,310	31,823,982
Total, December 31, 2021	3,099,926	-	3,099,926